Summary of Significant Accounting Policies (Details)			2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 14, 2025 USD ($)	Jan. 17, 2025 USD ($)	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Mar. 10, 2025 USD ($) $ / shares	Jan. 31, 2025 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Operating loss				$ (887,666)	$ (863,966)	$ (3,309,064)	$ (5,297,671)
Net loss				(829,133)	(863,711)	(3,471,227)	(4,664,455)
Cash flow used in operating activities				$ (643,730)	$ (353,803)	$ (705,725)	$ (3,166,067)
Common stock par value (in Dollars per share) | $ / shares			$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Debt instrument funding upon registration		$ 750,000
Debt instrument funding upon registration declared effective		500,000
Equity offering maximum amount									$ 50,000,000
Estimated useful life (in years)						3 years
Preferred stock par value (in Dollars per share) | $ / shares			$ 0.001	$ 0.001		$ 0.001		$ 0.001
Number of operating segments				1
RABLBX Merger Sub Inc. and REalloys [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Financing amount								$ 5,000,000
RABLBX Merger Sub Inc. and REalloys [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Business acquisition percentage of common stock retained								7.30%
Business acquisition percentage of common and preferred stock retained								92.70%
RABLBX Merger Sub Inc. and REalloys [Member] | REalloys [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity offering maximum amount								$ 5,000,000
Five Narrow Lane LP (“FNL”) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate principal amount		2,300,000
Proceeds from issuance of debt			$ 1,050,000	$ 1,050,000
Debt instrument funding upon registration		750,000
Debt instrument funding upon registration declared effective		500,000
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 0.001
Equity offering maximum amount									$ 50,000,000
Preferred stock par value (in Dollars per share) | $ / shares								$ 0.001
Subsequent Event [Member] | RABLBX Merger Sub Inc. and REalloys [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Business acquisition percentage of common stock retained								7.30%
Business acquisition percentage of common and preferred stock retained								92.70%
Subsequent Event [Member] | Five Narrow Lane LP (“FNL”) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate principal amount		2,300,000
Proceeds from issuance of debt	$ 750,000	1,050,000
Debt instrument funding upon registration		750,000
Debt instrument funding upon registration declared effective		$ 500,000